OTHER (EXPENSE) INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Write-down/loss on disposal of mineral properties, plant and equipment	$ (1,018)	$ (5,344)
Gain (loss) on derivatives	2,243	(2,782)
Write-down of deferred consideration asset	(3,677)	0
Other	(3,287)	(966)
Other (expense) income	$ (5,739)	$ (9,092)